Business Combination - Details of Pre-Exiting Relationship Between HDFC Bank Group ("the Bank and its Subsidiaries") and eHDFC Group (Detail) - Jul. 01, 2023 - eHDFC [Member]
₨ in Millions, $ in Millions
	INR (₨)	USD ($)
Disclosure In Tabular Form Of Prexisting Relationship With Acquiree And Its Subsidiaries [Line Items]
Cash and due from Banks	₨ 52,875.3	$ 618.9
Investments, available for sale, at market	18,407.5	215.5
Accrued expenses and other liabilities	(5,777.5)	(67.6)
Other assets	3,807.3	44.6
Net Assets	₨ 69,312.6	$ 811.4